Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000005490 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000005490 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000005490 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000005490 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000005490 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000005490 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000005490 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005490 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000005490 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005490 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005490 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000005490 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000005490 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000005490 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000005490 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000005490 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005491 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000005491 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000005491 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000005491 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000005491 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000005491 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000005491 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005491 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000005491 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005491 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005491 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000005491 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000005491 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000005491 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000005491 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000005491 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005492 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000005492 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000005492 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000005492 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000005492 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000005492 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000005492 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005492 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000005492 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005492 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005492 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000005492 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000005492 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000005492 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000005492 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000005492 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000244821 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000244821 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000244821 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000244821 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000244821 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000244821 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000244821 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000244821 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000244821 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000244821 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244821 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000244821 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000244821 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000244821 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000244821 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000244821 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.60%